Leases - Schedule of Company's Future Lease Payments Under Non Cancellable Operating Leases (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
2023 (remaining)	$ 20,149
2023/2024	18,280	$ 12,304
2024/2025	15,852	10,906
2025/2026	11,126	8,697
2026/2027	7,047	6,345
2027		3,781
Thereafter	27,775
Thereafter		29,176
Total undiscounted cash flows	100,229	71,209
Less: Imputed interest	(23,785)	(20,696)
Present value of lease liabilities	$ 76,444	$ 50,513